Fees Summary	Apr. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 86,250,000.00
Previously Paid Amount	0.00
Total Fee Amount	11,911.13
Total Offset Amount	0.00
Net Fee	$ 11,911.13